Northern Lights Variable Trust

Even Keel Premium Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Even Keel Premium Income Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 26, 2013 (SEC Accession No. 0000910472-13-002874).